May 27, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Definitive Proxy Statement for Calvert Tax-Free Reserves CTFR Long-Term Portfolio
SEC File Nos. 811-03101 and 002-69565

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 is a definitive proxy statement for the approval of a change to the "Principal Investment Strategies" section of the prospectus for CTFR Long-Term Portfolio.

Please feel free to contact me at 301-657-7044 with any questions or comments about this filing.

Sincerely,

/s/ Andrew Niebler

Andrew Niebler
Assistant General Counsel
Calvert Group, Ltd.